Annual Fund Operating Expenses - Class A Inst R6 Shares - Goldman Sachs Tax-Advantaged Global Equity Portfolio	Dec. 29, 2021
Class A Shares
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Acquired (Underlying) Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	1.35%	[1]
Fee Waiver and Expense Limitation	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.34%	[1]
Institutional Shares
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	0.98%	[1]
Fee Waiver and Expense Limitation	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.97%	[1]
Class R6 Shares
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Acquired (Underlying) Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	0.97%	[1]
Fee Waiver and Expense Limitation	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.96%	[1]

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (underlying) Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2022, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.